EQUITY ISSUANCES AND REPURCHASES - Share Repurchase Program (Details) - Limited Partner - Common Units - USD ($)	1 Months Ended						12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Aug. 30, 2015	Dec. 31, 2013	Jan. 31, 2013	Apr. 30, 2011	Dec. 31, 2015
Equity, Class of Treasury Stock [Line Items]
Authorized amount of share repurchase program	$ 25,000,000						$ 25,000,000
Sale of units				5,100,000	4,316,947	23,127,254
Repurchase of units	496,000
Publicly Announced Plans or Program
Equity, Class of Treasury Stock [Line Items]
Repurchase of units	496,000,000
Average price paid per common unit	$ 12.03
Maximum value of common units that may be purchased under the plans or program	$ 19,035,042						19,035,042
Repurchase Program - Golar LNG
Equity, Class of Treasury Stock [Line Items]
Authorized amount of share repurchase program	25,000,000						$ 25,000,000
Repurchase of units		73,000,000	167,000,000				240,000,000
Average price paid per common unit		$ 20.91	$ 20.81
Maximum value of common units that may be purchased under the plans or program	$ 19,980,755						$ 19,980,755
Golar LNG Limited
Equity, Class of Treasury Stock [Line Items]
Sale of units		240,000
Partners' Capital Account, Sale of Units							$ 5,000,000